Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Trade payables	$ 109	$ 80
Other tax and social security payable	29	37
Other payables	119	146
Deferred purchase consideration	0	13
Accruals	322	190
Trade and other current payables	579	466
Non-current
Other payables	4	4
Deferred purchase consideration	12	11
Contingent purchase consideration	73	79
Trade and other non current payables	$ 89	$ 94